Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Loss	$ (2,932)	$ (5,759)	$ (2,592)	$ (5,789)	$ (3,535)
Adjustments to the profit or loss items:
Depreciation and amortization	267	21	187	33	164
Cost of share-based payment	131	655	897	43	91
Finance expenses, net	(1,023)	913	(6,585)	9	(476)
Group’s share of losses of company accounted for at equity, net	98	41	109		795
Losses from remeasurement of investment in financial assets	855		770
Total adjustments to the profit or loss	328	1,630	(4,622)	85	574
Working capital adjustments:
Decrease (increase) in other accounts receivable	(684)	2,205	3	170	(519)
Increase (decrease) in trade payables	48	(324)		353	(752)
Increase (decrease) in other accounts payable	(40)	60	39	120	(75)
Decrease (increase) in trade receivables	39		(77)
Decrease (increase) in inventory	8		(668)
Working capital	(629)	1,941	(703)	643	(1,346)
Net cash used in operating activities	(3,233)	(2,188)	(7,917)	(5,061)	(4,307)
Cash flows from investing activities:
Investment (withdrawal) in restricted bank deposits	16	(8)	(15)	(35)	24
Purchase of property and equipment			(8)	(35)
Investment in a company accounted for at equity	(400)	(700)	(700)
Purchase of financial assets at fair value through profit or loss	(687)		(1,500)
Purchase of intangible asset			(4,861)
Net cash provided by investing activities	(1,071)	(708)	(7,084)	(70)	24
Cash flows from financing activities:
Proceeds from issue of share capital and warrants (net of issuance expenses) (Note 8)	(50)	9,005	9,005	7,699	2,650
Repayment of lease liability	(26)	(39)	(70)	(19)	(26)
Repayment of short-term credit				(188)	(1,410)
Receipt of short-term credit from others, net					1,660
Interest paid on lease liability			(8)		(7)
Proceeds from issuance of shares to minority interests in a subsidiary	2,887
Exercise of warrants			2,770	2,568	2,376
Payment of issuance expenses related to previous period			3		116
Net cash provided by financing activities	2,811	8,966	11,700	10,060	5,359
Increase (decrease) in cash and cash equivalents	(1,493)	6,070	(3,301)	4,929	1,076
Cash and cash equivalents at the beginning of the period	3,574	6,875	6,875	1,946	870
Cash and cash equivalents at the end of the period	2,081	12,945	3,574	6,875	1,946
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability				78
Registration of warrants				2,480
Unpaid issue expenses				$ 290
Mutual share exchange of ordinary shares (see note 10)	$ 288